Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of loans principal, interest and financing service fee receivables - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans principal, interest and financing service fee receivables	¥ 9,688,941,024	¥ 11,366,097,286
- Individually assessed	(116,331,548)	(670,281,312)
- Collectively assessed	(543,147,902)	(437,797,117)
Subtotal	(659,479,450)	(1,108,078,429)
Net loans principal, interest and financing service fee receivables	9,029,461,574	10,258,018,857
First lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans principal, interest and financing service fee receivables	4,199,477,434	4,693,549,335
- Individually assessed	(44,485,858)	(230,019,493)
- Collectively assessed	(225,683,727)	(180,847,951)
Subtotal	(270,169,585)	(410,867,444)
Net loans principal, interest and financing service fee receivables	3,929,307,849	4,282,681,891
Second lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans principal, interest and financing service fee receivables	5,489,463,590	6,672,547,951
- Individually assessed	(71,845,690)	(440,261,819)
- Collectively assessed	(317,464,175)	(256,949,166)
Subtotal	(389,309,865)	(697,210,985)
Net loans principal, interest and financing service fee receivables	¥ 5,100,153,725	¥ 5,975,336,966